ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net of provision for credit losses

	June 30,	December 31,
	2026	2025
	(unaudited)
Accounts receivable	$2,982,589	$4,688,247
Less: allowance for expected credit losses	(101,429)	(112,980)
Accounts receivable, net	$2,881,160	$4,575,267

Schedule of movement of allowance for credit losses

	June 30,	June 30,
	2026	2025
	(unaudited)	(unaudited)
Balance at beginning of the period	$112,980	$25,711,852
Charge (reversal of charge) to expenses	(14,845)	2,694,737
Writing off of accounts receivable	—	(10,252,070)
Foreign exchange adjustments	3,294	393,168
Balance at end of the period	$101,429	$18,547,687